Financial and capital risk management (Details 6) bbl in Millions, $ in Millions	Jun. 30, 2026 USD ($) bbl	Dec. 31, 2025 USD ($) bbl
Bunker Oil Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	28,959,063	22,224,999
Fair value of liabilities	$ (43)	$ (5)
Bunker Oil Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	50
Bunker Oil Options [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Value at risk	(93)
Bunker Oil Forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (11)
Nominal amount of hedging instrument	480
Bunker Oil Forwards [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (11)
Bunker Oil Forwards Contract [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 16	$ 15
Nominal amount of hedging instrument	4,020	2,070
Bunker Oil Forwards Contract [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 12
Bunker Oil Forwards Contract [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Value at risk	3
Bunker Oil Forwards Contract [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Value at risk	1
Nickel Forwards Sold [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 18	$ 5
Nominal amount of hedging instrument	28,398	3,557
Nickel Forwards Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 18